Bank Loans, Current and Non Current (Details) - Schedule of Bank Loans Represent the Amounts Due to Various Banks - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	$ 4,216	$ 4,421
Long-term bank loans:
Loan from China Construction Bank	1,408
Total long term bank loan	1,408
Short-term bank loans [Member] | Loan from Huaxia Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans		707
Short-term bank loans [Member] | Loan from China Merchants Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	2,103	2,144
Short-term bank loans [Member] | Loan from Xiamen International Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	2,113	431
Short-term bank loans [Member] | Loan from Bank of Beijing [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans		$ 1,139